INVENTORY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials and work in progress	$ 3,075	$ 380
Finished goods	0	83
Total inventory	3,075	463
Inventory write-downs	$ 2,276	$ 1,970	$ 0